INCOME TAXES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forwards	$ 1,016,339	$ 746,028
Stock based compensation	3,596
Depreciation	(22)	(41)
Valuation allowance	(1,019,913)	(745,987)
Net Deferred Tax Asset